UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22295
Investment Company Act File Number

Multi-Sector Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Multi-Sector Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 19.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 1.6%
Altria Group, Inc., 8.50%, 11/10/13	$1,000	$1,181,610

		$1,181,610

Beverages — 4.6%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$1,000	$1,059,619
Coca-Cola Enterprises, Inc., 7.375%, 3/3/14	1,000	1,175,971
Diageo Capital PLC, 7.375%, 1/15/14	1,000	1,178,616

		$3,414,206

Computers — 1.5%
Hewlett-Packard Co., 6.125%, 3/1/14	$1,000	$1,132,005

		$1,132,005

Electric — 1.6%
Dominion Resources, Inc., 5.20%, 8/15/19	$1,200	$1,233,210

		$1,233,210

Foods — 3.0%
Kroger Co. (The), 6.40%, 8/15/17	$1,000	$1,119,131
Yum! Brands, Inc., 6.25%, 3/15/18	1,000	1,101,052

		$2,220,183

Household Products — 1.5%
Fortune Brands, Inc., 6.375%, 6/15/14	$1,000	$1,088,594

		$1,088,594

Media — 1.5%
Walt Disney Co. (The), 6.375%, 3/1/12	$1,000	$1,105,798

		$1,105,798

Retail — 3.1%
CVS Caremark Corp., 5.75%, 6/1/17	$1,000	$1,067,978
Staples, Inc., 9.75%, 1/15/14	1,000	1,220,887

		$2,288,865

Telecommunications — 1.4%
Deutsche Telekom International Finance B.V., 5.25%, 7/22/13	$1,000	$1,075,517

		$1,075,517

Total Corporate Bonds & Notes (identified cost $14,308,361)		$14,739,988

Commercial Mortgage-Backed Securities — 57.0%

	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2003-2, Class A4, 5.061%, 3/11/41	$1,500	$1,562,024
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	1,500	1,507,679
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	1,500	1,490,097
BACM, Series 2005-1, Class A5, 5.09%, 11/10/42	1,500	1,542,050
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	800	825,589
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41	1,250	1,281,286
CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40	450	454,161
CGCMT, Series 2004-C1, Class A4, 5.37%, 4/15/40(1)	800	827,633
CGCMT, Series 2004-C2, Class A5, 4.733%, 10/15/41	1,300	1,290,669

	Principal
	Amount
Security	(000’s omitted)	Value
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	$1,500	$1,520,244
CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	1,500	1,494,352
CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37	1,500	1,528,716
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36	1,000	1,037,965
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36	1,250	1,257,086
CSFB, Series 2004-C4, Class A5, 4.514%, 10/15/39	1,500	1,518,736
CSFB, Series 2005-C1, Class A4, 5.014%, 2/15/38	1,250	1,260,683
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	1,000	1,002,937
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	1,260	1,281,352
GECMC, Series 2004-C3, Class A4, 5.19%, 7/10/39	1,500	1,520,537
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,288	1,294,951
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	1,250	1,243,030
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38	1,250	1,277,910
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	1,500	1,543,064
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	1,250	1,285,516
LB-UBS, Series 2004-C6, Class A3, 4.547%, 8/15/29	1,000	1,005,395
MLMT, Series 2004-BPC1, Class A4, 4.724%, 10/12/41	1,000	1,011,764
MSC, Series 2003-IQ4, Class A2, 4.07%, 5/15/40	1,500	1,480,917
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	1,250	1,285,982
MSC, Series 2004-IQ7, Class A4, 5.402%, 6/15/38(1)	1,250	1,290,084
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40	1,500	1,514,367
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41	1,500	1,517,813
WBCMT, Series 2004-C12, Class A4, 5.237%, 7/15/41(1)	1,225	1,250,452
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,250	1,268,613

Total Commercial Mortgage-Backed Securities (identified cost $41,629,073)		$42,473,654

U.S. Treasury Obligations — 4.4%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Notes, 3.125%, 10/31/16	$3,300	$3,322,430

Total U.S. Treasury Obligations (identified cost $3,320,499)		$3,322,430

Put Options Purchased — 1.0%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
S&P 500 Index	55	$1050	6/17/10	$741,125

Total Put Options Purchased (identified cost $665,720)				$741,125

Short-Term Investments — 18.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$1,697	$1,697,186
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	12,134	12,133,621

Total Short-Term Investments (identified cost $13,830,807)		$13,830,807

Total Investments — 100.8% (identified cost $73,754,460)		$75,108,004

Put Options Written — (0.5)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
S&P 500 Index	55	$950	6/17/10	$(343,750)

Total Put Options Written (premiums received $ 316,030)				$(343,750)

Other Assets, Less Liabilities — (0.3)%				$(251,794)

Net Assets — 100.0%				$74,512,460

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corporation

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

GSMS	-	GS Mortgage Securities Corporation II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)		Weighted average fixed-rate coupon that changes/updates monthly.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $196, respectively.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/10	70 U.S. 10 Year Treasury Note	Short	$(8,240,068)	$(8,270,938)	$(30,870)

Written put options activity for the fiscal year to date ended January 31, 2010 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	—
Options written	55	$316,030

Outstanding, end of period	55	$316,030

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Equity Risk: The Portfolio generally intends to purchase index put options below the current value of the index to reduce the Portfolio’s exposure to market risk volatility. In buying index put options, the Portfolio in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Portfolio generally intends to write index put options above the current value of the index to generate premium income. In writing index put options, the Portfolio in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Portfolio is not subject to counterparty credit risk with respect to its written options as the Portfolio, not the counterparty, is obligated to perform under such derivatives.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may purchase and sell U.S. Treasury futures contracts.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Equity	Purchased Options	$741,125	$—
Equity	Written Options	—	(343,750)

		$741,125	$(343,750)

Interest Rate	Futures Contracts *	$—	$(30,870)

		$—	$(30,870)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contract table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,501,455

Gross unrealized appreciation	$1,634,845
Gross unrealized depreciation	(28,296)

Net unrealized appreciation	$1,606,549

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds & Notes	$—	$14,739,988	$—	$14,739,988
Commercial Mortgage-Backed Securities	—	42,473,654	—	42,473,654
U.S. Treasury Obligations	—	3,322,430	—	3,322,430
Put Options Purchased	741,125	—	—	741,125
Short-Term Investments	1,697,186	12,133,621	—	13,830,807

Total Investments	$2,438,311	$72,669,693	$—	$75,108,004

Liability Description

Put Options Written	$(343,750)	$—	$—	$(343,750)
Futures Contracts	(30,870)	—	—	(30,870)

Total	$(374,620)	$—	$—	$(374,620)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

Exchange-traded options are valued at the last sale price for the day of valuation as quoted on any exchange on which the option is listed or, in the absence of sales on such date, at the mean between the closing bid and asked prices therefore as reported by the Options Price Reporting Authority. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Sector Portfolio

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010